PGIM Municipal Income Opportunities ETF
Schedule of Investments  (unaudited)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.6%
Municipal Bonds 96.1%
Alabama 4.2%
Black Belt Energy Gas Dist. Rev., Gas Proj., Series D-1, Rfdg. (Mandatory put date 02/01/29)	5.500%(cc)	06/01/49	1,000	$1,050,362
Colorado 1.9%
Baseline Metropolitan Dist. No. 1, Series A, GO, Rfdg.	4.250	12/01/54	500	464,190
District of Columbia 5.4%
Dist. of Columbia, Series D, GO	5.000	06/01/41	965	969,882
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Series A, Rfdg., AMT	5.000	10/01/34	360	382,178
				1,352,060
Florida 9.1%
Capital Tr. Agcy. Rev., Chrt. Sch. Port. Proj., Sub. Series B, CABS, 144A	7.530(t)	07/01/61	6,500	451,250
Florida Dev. Fin. Corp. Rev.,
GFL Solid Wst. Southeast LLC Proj., Series A, AMT (Mandatory put date 10/01/31), 144A	4.375(cc)	10/01/54	500	496,825
Mater Academy Proj., Series A	5.000	06/15/29	120	123,844
River City Science Academy Proj., Series B, Rfdg.	5.000	07/01/31	330	341,128

Vlg. CDD No. 13, 2021 Spl. Assmt., Phase III	3.250	05/01/52	1,200	848,092
				2,261,139
Georgia 1.7%
Main Street Natural Gas, Inc. Rev., Series E (Mandatory put date 12/01/32)	5.000(cc)	05/01/55	400	417,101
Illinois 10.2%
Chicago O’Hare Int’l. Arpt. Rev., Series C, Rfdg., AMT	5.250	01/01/41	500	523,521

PGIM Municipal Income Opportunities ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Illinois Fin. Auth. Rev., The Carle Foundation, Series A, Rfdg.	5.000%	08/15/25	1,000	$1,003,177
Illinois St. Toll Hwy. Auth. Rev., Toll Hwy., Sr. Rev., Series B	5.000	01/01/45	1,000	1,010,252
				2,536,950
Kentucky 8.1%
Kentucky Asset Liability Commn. Rev., Series B, Rfdg., AMT	5.000	09/01/25	450	452,033
Kentucky Pub. Energy Auth. Rev.,
Series A-1, Rfdg. (Mandatory put date 02/01/32)	5.250(cc)	04/01/54	1,000	1,065,374
Series B, Rfdg.	5.000	08/01/25	500	500,803
				2,018,210
Michigan 1.4%
Michigan St. Hosp. Fin. Auth. Rev., Corewell Hlth., Series B2, Rfdg. (Mandatory put date 06/01/35)	5.000(cc)	08/15/55	335	361,885
Missouri 2.1%
Missouri Joint Muni. Elec. Util. Commn. Rev., Iatan 2 Proj., Series A, Rfdg.	5.000	12/01/35	525	525,000
New Hampshire 9.3%
National Fin. Auth. Rev., Sustainable Cert., Series 1-A, NFA Muni. Cert., ARC70 (Mandatory put date 10/01/34)	4.150(cc)	10/20/40	565	531,669
New Hampshire Bus. Fin. Auth. Rev.,
Caldwell Ranch Proj., 144A	4.875	12/01/33	600	590,821
Silverado Proj., 144A	5.000	12/01/28	250	247,437
Sustainable Bonds, Muni. CTFS, Series 2025-1, Class A-1	4.087(cc)	01/20/41	999	940,495
				2,310,422
New Jersey 0.2%
Tob. Settlement Fing. Corp. Rev., Series A, Rfdg.	5.000	06/01/29	50	51,718

PGIM Municipal Income Opportunities ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York 7.7%
New York City Hsg. Dev. Corp. Rev., 8 Spruce Street Proj., Class E, Rfdg.	4.375%	12/15/43	250	$253,010
New York Liberty Dev. Corp. Rev.,
Bank of America Tower at One Bryant Park Proj., Class 2, Rfdg.	2.625	09/15/69	105	92,750
Bank of America Tower at One Bryant Park Proj., Rfdg.	2.450	09/15/69	1,050	981,073

New York St. Hsg. Fin. Agcy. Rev., Hsg. 160 W 62nd Street, Series A-2, Rmkt. (Mandatory put date 04/01/32)	3.600(cc)	11/01/44	600	587,263
				1,914,096
Oklahoma 4.0%
Oklahoma Tpke. Auth. Rev., Series A, Rfdg.	5.000	01/01/42	1,000	1,011,215
Oregon 2.6%
Port of Portland Arpt. Rev., Series 24B, AMT	5.000	07/01/37	650	651,572
Puerto Rico 1.4%
Puerto Rico Ind. Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev., Hosp. Auxilio Mutuo Oblig. Grp. Proj., Rfdg.	4.000	07/01/40	400	350,404
Texas 2.4%
New Hope Cultrl. Ed. Facs. Fin. Corp. Rev.,
Cardinal Bay Inc., Vlg. on the Park Carriage Inn Proj., Series A-1	4.000	07/01/26	180	166,447
Txbl. Sr. Sanctuary LTC Proj., Series A-2	6.500	01/01/31	430	421,413
				587,860
Utah 4.1%
Utah Cnty. Rev., IHC Hlth. Svcs., Inc., Series A	5.000	05/15/43	1,000	1,019,590

PGIM Municipal Income Opportunities ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Wisconsin 20.3%
Pub. Fin. Auth. Rev.,
Aurora Integrated Oncology Fndtn., Series A, 144A	10.000%	11/01/38	1,000	$1,132,653
Ku Campus Dev. Corp. Proj.	5.000	03/01/46	1,000	987,682
Million Air Three LLC Gen. Avtn. Facs. Proj., Series A, Rfdg. AMT, 144A	5.500	09/01/30	300	304,579
Rans Elevon Proj., 144A	5.000	07/15/30	800	808,130
Signorelli Proj., 144A	5.375	12/15/32	875	858,255
The Meadows Proj., 144A	5.750	12/15/33	1,000	971,297
				5,062,596

Total Municipal Bonds (cost $24,289,271)				23,946,370

	Shares
Unaffiliated Exchange-Traded Fund 1.5%
iShares National Muni Bond ETF (cost $392,983)	3,670	381,130

Total Long-Term Investments (cost $24,682,254)				24,327,500

Short-Term Investment 0.3%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.462%) (cost $76,066)(wb)		76,066	76,066

TOTAL INVESTMENTS 97.9% (cost $24,758,320)				24,403,566
Other assets in excess of liabilities(z) 2.1%				531,150

Net Assets 100.0%				$24,934,716

PGIM Municipal Income Opportunities ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AMT—Alternative Minimum Tax
CABS—Capital Appreciation Bonds
CDD—Community Development District
ETF—Exchange-Traded Fund
GO—General Obligation
RANS—Revenue Anticipation Notes
Rfdg—Refunding

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(t)	Represents zero coupon. Rate quoted represents effective yield at May 31, 2025.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
1	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	$116,063	$(2,001)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).